COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Future minimum lease payments
2022	$ 3,669
2023	5,194
2024	5,165
2025	3,970
2026	4,666
2027	4,367
Total	$ 27,031